Reorganization, Share Split and Acquisitions	12 Months Ended
Dec. 31, 2013
REORGANIZATION, SHARE SPLIT AND ACQUISITIONS [Abstract]
Reorganization, Share Split and Acquisitions

2. REORGANIZATION, SHARE SPLIT AND ACQUISITIONS

a. Reorganization

In August 2007, Sohu.com, which is the Company’s ultimate parent company, undertook a restructuring and reorganization (the “Reorganization”). Sohu.com and its subsidiaries and VIEs, excluding the Company and its subsidiaries and VIEs, are collectively referred to as “Sohu.” Sohu.com and its subsidiaries and VIEs, including the Company and its subsidiaries and VIEs, are collectively referred to as the “Sohu Group.” The Reorganization was effected in connection with a contemplated initial public offering by the Company on the NASDAQ Global Select Market.

Prior to the establishment of the Group, the operation and licensing of MMOGs were carried out by various companies owned or controlled by Sohu.com (the “Predecessor Operations”). In connection with the Reorganization, the Predecessor Operations, which include all operating assets and liabilities relating to the operation of massively multi-player online role-playing games (“MMORPGs”) (which are a subset of MMOGs), were transferred to the Group with legal effect as of December 1, 2007.

b. Share Split and Issuances

(i) In May 2008, the Company effected a share split of each $1.00 par value share into 100 shares of $0.01 par value each, resulting in 5,000,000 ordinary shares authorized, issued and outstanding.

In May 2008, the Company’s authorized share capital was increased from 5,000,000 to 10,000,000 ordinary shares with a par value of $0.01 per ordinary share, and in June 2008 the Company issued to Sohu.com (Game) Limited an additional 3,500,000 ordinary shares, such that Sohu.com (Game) Limited then held an aggregate of 8,500,000 ordinary shares, then representing 100% of the outstanding share capital of the Company.

(ii) In December 2008, the Company effected the following transactions: (a) Sohu.com (Game) Limited transferred 8,500,000 ordinary shares to the Company for cancellation; (b) the Company increased its authorized ordinary shares from 10,000,000 to 109,774,000 ordinary shares, par value $0.01 per share, with 100,000,000 of such shares designated as Class A ordinary shares and 9,774,000 of such shares designated as Class B ordinary shares; and (c) the Company issued 8,000,000 Class B ordinary shares to Sohu.com (Game) Limited.

(iii) On March 16, 2009, the Company increased its authorized ordinary shares from 109,774,000 to 297,740,000 ordinary shares, par value $0.01 per share, with 200,000,000 of such shares designated as Class A ordinary shares and 97,740,000 of such shares designated as Class B ordinary shares, and effected a ten-for-one split of outstanding Class B ordinary shares by way of a bonus share issuance of nine Class B ordinary shares for each Class B ordinary share then outstanding.

The impact of the share splits and issuances is accounted for retroactively in the periods presented herein.

c. Acquisition of the 17173 Business

On December 15, 2011, the Group completed the acquisition from Sohu of certain assets and business operations associated with the online game information portal 17173.com Website (the “17173 Business”) for fixed cash consideration of approximately $162.5 million. Under the acquisition agreement, the net profit of $1.3 million generated from the Group’s operation of the 17173 Business during the transition period from December 16, 2011 through December 31, 2011 (the “Transition Period”) was for the benefit of Sohu. The Company accounted for this $1.3 million as part of the consideration for the acquisition. See Note 6 – “BUSINESS COMBINATIONS –Acquisition of the 17173 Business” and Note 26 – “RELATED PARTY TRANSACTIONS.”

Because Changyou and the 17173 Business are under common control by Sohu, in accordance with ASC subtopic 805-50 the Company’s consolidated financial statements for the years ended December 31 2011 have been prepared as if the current corporate structure had been in existence throughout the periods presented.

d. Acquisition and Restructuring of 7Road

On May 11, 2011, the Group, through its VIE Gamease, acquired 68.258% of the equity interests of Shenzhen 7Road and began to consolidate Shenzhen 7Road’s financial statements on June 1, 2011. Effective June 26, 2012, Shenzhen 7Road was reorganized into a Cayman Islands holding company structure (the “7Road Reorganization”) where Changyou holds a direct ownership interest in 7Road Cayman (together with its subsidiaries and variable interest entity, “7Road”) through the Group’s subsidiary Webgames HK and Shenzhen 7Road is a VIE of 7Road. As the reorganization did not result in any change in the ultimate beneficial ownership of Shenzhen 7Road’s business, assets and results of operations, the Group’s management believes that the reorganization should be viewed as a non-substantive transaction and treated as if it had been effective upon the Group’s acquisition of 68.258% of the equity interests in Shenzhen 7Road.

On June 21, 2012, 7Road Cayman’s then Chief Executive Officer surrendered to 7Road Cayman, without consideration, ordinary shares of 7Road Cayman representing 5.1% of the then outstanding ordinary shares of 7Road Cayman, with the intention that these shares would be added to the shares reserved by 7Road Cayman for grants of equity incentive awards under the 7Road 2012 Share Incentive Plan, without dilution of the other shareholders of 7Road Cayman. As a result, the non-controlling interest decreased to 28.074% of 7Road Cayman and the Group’s interest in 7Road Cayman increased to 71.926%. See Note 19 – “MEZZANINE EQUITY.”

On May 1, 2013, Changyou entered into an agreement to acquire all of the ordinary shares of 7Road Cayman held by the non-controlling shareholders, representing 28.074% of the outstanding share capital of 7Road Cayman, and all of the equity interests in Shenzhen 7Road held by shareholders other than Gamease, for aggregate cash consideration of approximately $78 million. Upon the closing of the acquisition on June 5, 2013, 7Road Cayman became an indirect wholly-owned subsidiary of Changyou, and Changyou’s VIE Gamease became the sole shareholder of 7Road’s VIE Shenzhen 7Road. As of December 31, 2013, Changyou had paid $76 million of the total cash consideration. The remaining $2 million will be settled in June 2014.

e. Acquisition of Doyo

Beijing Doyo Internet Technology Co., Ltd, which is primarily engaged in the online advertising and traffic monetization business, was acquired by Guanyou Gamespace on November 26, 2013 for fixed cash consideration of approximately $6.5 million and contingent consideration of up to $7.3 million. As of December 31, 2013, the registered capital of Doyo was $1.6 million and Guanyou Gamespace held 100% of the equity interests of Doyo.

f. Acquisition of the RaidCall Business

On November 19, 2013, the Company entered into an investment agreement with the Kalends Group, pursuant to which TalkTalk was incorporated in the British Virgin Islands and initially wholly-owned by the Kalends Group, RaidCall HK was incorporated in Hong Kong as a wholly-owned subsidiary of TalkTalk, and Changyou RaidCall was incorporated in the PRC as a wholly-owned subsidiary of RaidCall HK. The Kalends Group then transferred to RaidCall HK and Changyou RaidCall all of the assets associated with a free social communication software platform, which is specifically designed for online gaming and music-related value-added services, that the Kalends Group operated through a series of Websites (the “RaidCall Business”). On December 24, 2013, pursuant to the investment agreement, the Company acquired 62.5% of the equity interests, on a fully-diluted basis, in TalkTalk for cash consideration of $ 47.6 million. Of the total consideration, $27.6 million was paid to purchase from the Kalends Group a portion of the ordinary shares of TalkTalk held by the Kalends Group, and $20 million was injected for newly-issued ordinary shares of TalkTalk. Also effective upon the closing of the transaction, 15% of the equity interests of TalkTalk on a fully-diluted basis were reserved for grants of equity incentive awards to key employees of the RaidCall Business and the Kalends Group continued to hold the remaining 22.5% of the equity interests on a fully-diluted basis.

At the closing of the transaction, the parties entered into a shareholder agreement pursuant to which the Company has the right to designate three of the five directors of TalkTalk, including the chairman of the board, and the Company has customary rights of first refusal with respect to proposed transfers of equity interests in TalkTalk by the Kalends Group. The shareholder agreement also specifies that if TalkTalk fails to achieve specified performance milestones for the month of December 2014, then the Kalends Group, any key employees of the RaidCall Business who hold equity interests in TalkTalk, and, under certain circumstances, TalkTalk will be required to transfer to the Company, without consideration, equity interests in TalkTalk in amounts sufficient to cause the Company’s equity interests to increase to 70% on a fully-diluted basis.